Other Receivables	12 Months Ended
Dec. 31, 2012
Other Receivables [Abstract]
Other Receivables
Note 4 - Other Receivables

	December 31	December 31
	2011	2012

Government institutions	$641	$414
Derivatives designated as hedging instruments	-	292
Other	45	97

	$686	$803